Summary of Significant Accounting Policies - Impairment of long-lived assets other than goodwill, Goodwill, Intangible assets and Long-term investments (Details) ¥ in Thousands	12 Months Ended
	Aug. 31, 2019 CNY (¥) item	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Goodwill, Intangible assets and Long-term investments
Impairment of long-lived assets other than goodwill | ¥	¥ 0	¥ 0	¥ 0
Number of reporting units | item	5
Student base
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	5 years
Customer relationship | Minimum
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	1 year
Customer relationship | Maximum
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	9 years
Trademark
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	10 years
License
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	30 years
Franchise agreements
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	6 years